Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments [text block] [Abstract]
Letters of credit	$ 7,994,000	$ 7,993,000
Letter of guarantee	321,000	$ 319,000
Payment of litigation	5.7
Litigation amount recover from reinsurers	$ 15.3